INTANGIBLE ASSETS INCLUDING GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in Goodwill Balances
Beginning Balance	$ 32,021	$ 30,556
Goodwill Additions	4,244	2,590
Purchase Price Adjustments	(7)	(3)
Divestitures	(18)	(26)
Foreign Currency Translation and Other Adjustments	(42)	(1,096)
Ending Balance	36,199	32,021
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Cognitive Solutions
Changes in Goodwill Balances
Beginning Balance	15,621	15,156
Goodwill Additions	3,821	1,020
Purchase Price Adjustments	5	(2)
Divestitures	(12)	(18)
Foreign Currency Translation and Other Adjustments	48	(535)
Ending Balance	19,484	15,621
Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,396	4,555
Goodwill Additions	303	74
Purchase Price Adjustments	4	0
Divestitures	(1)	(1)
Foreign Currency Translation and Other Adjustments	(95)	(232)
Ending Balance	4,607	4,396
Technology Services & Cloud Platforms
Changes in Goodwill Balances
Beginning Balance	10,156	9,373
Goodwill Additions	119	1,087
Purchase Price Adjustments	(12)	(1)
Divestitures	(5)	(7)
Foreign Currency Translation and Other Adjustments	(1)	(296)
Ending Balance	10,258	10,156
Systems
Changes in Goodwill Balances
Beginning Balance	1,848	1,472
Goodwill Additions		410
Purchase Price Adjustments	(4)	0
Foreign Currency Translation and Other Adjustments	5	(33)
Ending Balance	$ 1,850	$ 1,848